Other current liabilities (Restated) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Derivative financial instruments	$ 70.7	$ 86.2
Accrued interest expense	18.6	17.9
Accrued expenses	14.7	22.5
Employee withheld taxes, social security and vacation payment	8.2	18.7
Withheld business taxes	4.0	6.6
Short term portion of deferred revenues	9.6	21.6
Total other current liabilities	$ 125.8	$ 173.5